Schedule I—Condensed Financial Information of the Parent Company - STATEMENTS OF CASH FLOWS and Notes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flow from operating activities:
Net income	$ 572,615	¥ 3,986,433	¥ 2,133,472	¥ 1,892,433
Adjustments to reconcile net income to net cash by operating activities:
Share of results of equity method investees	(3,904)	(27,182)	46,999	22,280
Share-based compensation expenses	98,837	688,083	671,210	667,098
Amortization of debt issuance cost				5,950
Changes in operating assets and liabilities:
Deferred income	4,008	27,904	150,335	26,554
Net cash generated from (used in) operating activities	1,765,374	12,290,183	5,745,748	981,251
Cash flows from investing activities:
Net cash (used in) provided by investing activities	(1,183,684)	(8,240,560)	(6,693,812)	(2,032,606)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options	43	297	3,947	5,969
Redemption of convertible senior notes	(606,286)	(4,220,841)		(21,697)
Proceeds from issuance of ordinary shares to new investors				5,610,337
Net cash provided by (used in) financing activities	(898,718)	(6,256,700)	586,968	7,169,824
Effect of exchange rate changes on cash and cash equivalents	(16,103)	(112,110)	177,576	(6,054)
Net increase (decrease) in cash, cash equivalents and restricted cash	(333,131)	(2,319,187)	(183,520)	6,112,415
Cash, cash equivalents and restricted cash at beginning of the year	1,441,936	10,038,472	10,221,992	4,109,577
Cash, cash equivalents and restricted cash at end of the year	1,108,805	7,719,285	10,038,472	10,221,992
Parent company
Cash flow from operating activities:
Net income	576,982	4,016,832	2,128,787	1,949,655
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and variable interest entities	(577,999)	(4,023,912)	(2,843,198)	(2,644,958)
Share of results of equity method investees	885	6,163	(1,642)	21,319
Share-based compensation expenses			671,210	667,098
Amortization of debt issuance cost				5,950
Changes in operating assets and liabilities:
Investment in subsidiaries and VIEs			176,370
Accrued expenses and other current liabilities	(846)	(5,885)	(10,115)	53,870
Deferred income				(44,109)
Net cash generated from (used in) operating activities	(978)	(6,802)	121,412	8,825
Cash flows from investing activities:
(Loan to) repayment from subsidiaries and VIEs	607,198	4,227,181	(452,366)	(5,277,028)
Net cash (used in) provided by investing activities	607,198	4,227,181	(452,366)	(5,277,028)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options	43	297	3,947	5,969
Redemption of convertible senior notes	(606,286)	(4,220,841)		(21,697)
Proceeds from issuance of ordinary shares to new investors				5,610,337
Net cash provided by (used in) financing activities	(606,243)	(4,220,544)	3,947	5,594,609
Effect of exchange rate changes on cash and cash equivalents	(1)	(3)	(95)	(44)
Net increase (decrease) in cash, cash equivalents and restricted cash	(24)	(168)	(327,102)	326,362
Cash, cash equivalents and restricted cash at beginning of the year	30	212	327,314	952
Cash, cash equivalents and restricted cash at end of the year	$ 6	44	212	327,314
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution		7,265,250
Cash dividend declared and paid to the Company		¥ 0	¥ 0	¥ 0